Introduction and overview of Group's risk management - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 1,503,513	$ 1,053,770
Derivative financial instrument assets (note 18) | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	165,100	182,691
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	31,063	133,800	$ 133,889	$ 110,615
Trade receivables [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	222,789	200,652
Cash and cash equivalents and other receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	0	0
Other receivables | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	199,136	85,011
Cash and Cash Equivalents | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 916,488	$ 585,416